Summary of Significant Accounting Policies (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, net	$ 107,042	$ 174,710	$ 738,729	$ 258,660	$ 520,645	$ 62,732
Amortization and depreciation	63,647	62,152	190,247	186,306	248,510	803
General and administration	194,381	87,530	534,308	239,208	322,860	256,686
Marketing					148,289	96,553
Management compensation	0	180,000	0	180,000	180,000	2,100,000
Total operating expenses	668,405	9,257,765	4,844,042	10,174,248	10,618,583	2,981,291
Loss from Operations	$ (561,363)	(9,083,055)	$ (4,105,313)	$ (9,915,588)	$ (10,097,938)	$ (2,918,559)
Antidilutive Securities Excluded from Computation of Earnings Per Share			53,893,786	10,019,321,061	10,026,257,712	10,000,845,403
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share			2,802,500	300,000	300,000	194,444
Convertible Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share			49,690,036	19,021,061	25,957,712	650,959
Convertible Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share					10,000,000,000	10,000,000,000
As Filed [Member]
Revenue		174,710		$ 258,660
Cost of revenue		39,883		58,630
Revenue, net		134,827		200,030
Cost of revenue (exclusive of amortization and depreciation shown separately below)		0		0
Amortization and depreciation		62,152		186,306	$ 0	$ 0
General and administration					584,434	281,970
Marketing		0		0	148,289	96,553
Management compensation		180,000		180,000	180,000	2,100,000
Stock-based professional fees - related party		8,640,000		8,640,000
Professional fees- related party		0		0
Professional fees		189,508		749,155
Total operating expenses		9,217,882		10,115,618	10,485,075	2,979,398
Loss from Operations		(9,083,055)		(9,915,588)
General and administration		146,222		360,157
As Reclassified [Member]
Revenue		174,710		258,660
Cost of revenue		0		0
Revenue, net		174,710		258,660
Cost of revenue (exclusive of amortization and depreciation shown separately below)		103,290		171,641
Amortization and depreciation		62,152		186,306	248,510	803
General and administration		87,530		239,208	322,860	256,686
Marketing		18,656		58,474	148,289	96,553
Management compensation		180,000		180,000	180,000	2,100,000
Stock-based professional fees - related party		0		0
Professional fees- related party		8,688,629		8,845,464
Professional fees		117,508		493,155
Total operating expenses		9,257,765		10,174,248	$ 10,618,583	$ 2,981,291
Loss from Operations		(9,083,055)		(9,915,588)
Adjustment [Member]
Revenue		0		0
Cost of revenue		(39,883)		(58,630)
Revenue, net		39,883		58,630
Cost of revenue (exclusive of amortization and depreciation shown separately below)		103,290		171,641
Amortization and depreciation		0		0
Marketing		18,656		58,474
Management compensation		0		0
Stock-based professional fees - related party		(8,640,000)		(8,640,000)
Professional fees- related party		8,688,629		8,845,464
Professional fees		(72,000)		(256,000)
Total operating expenses		39,883		58,630
Loss from Operations		0		0
General and administration		$ (58,692)		$ (120,949)